Guarantees, commitments and risks - Value at risk - parametric method (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Guarantees, commitments and risks
Value at risk	€ 3,220	€ 3,660
Interest rate risk | Maximum
Guarantees, commitments and risks
Value at risk	9,050	11,040
Interest rate risk | Minimum
Guarantees, commitments and risks
Value at risk	2,610	1,290
Interest rate risk | Average
Guarantees, commitments and risks
Value at risk	5,190	3,320
Currency
Guarantees, commitments and risks
Value at risk	340	120
Currency | Maximum
Guarantees, commitments and risks
Value at risk	950	280
Currency | Minimum
Guarantees, commitments and risks
Value at risk	90	110
Currency | Average
Guarantees, commitments and risks
Value at risk	€ 290	€ 180